COMMITMENTS AND CONTINGENCIES - Service Agreement (Details) - shares					12 Months Ended
	Aug. 26, 2024	Aug. 05, 2024	May 14, 2024	Jan. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Ordinary shares, shares outstanding					1,008,686	1,068,686
First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration			935
Percentage of shares issuable				0.20%
Ordinary shares, shares outstanding							467,009
Threshold notice period				3 months	3 months
First scholar | Adjustment
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration			23,360
Ordinary shares, shares outstanding							11,680,000
Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration	935
Percentage of shares issuable		0.20%
Ordinary shares, shares outstanding							467,009
Threshold notice period		3 months			3 months
Second scholar | Adjustment
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration	23,360
Ordinary shares, shares outstanding							11,680,000
Upon signing the agreement | First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration				935
Upon signing the agreement | First scholar | Adjustment
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration				23,360
Upon signing the agreement | Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration		935
Upon signing the agreement | Second scholar | Adjustment
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration		23,360
Upon completion of the design, planning, and construction report | First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration				935
Upon completion of the design, planning, and construction report | First scholar | Adjustment
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration				23,360
Upon completion of the design, planning, and construction report | Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration		935
Upon completion of the design, planning, and construction report | Second scholar | Adjustment
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration		23,360
Within one year following the second issuance of shares | First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration				935
Within one year following the second issuance of shares | First scholar | Adjustment
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration				23,360
Within one year following the second issuance of shares | Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration		935
Within one year following the second issuance of shares | Second scholar | Adjustment
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration		23,360
Upon completion of the overall development of the Fernie Castle project | First scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration				935
Upon completion of the overall development of the Fernie Castle project | First scholar | Adjustment
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration				23,360
Upon completion of the overall development of the Fernie Castle project | Second scholar
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration		935
Upon completion of the overall development of the Fernie Castle project | Second scholar | Adjustment
COMMITMENTS AND CONTINGENCIES
Issued expert as consideration		23,360